Wireless Licenses, Goodwill and Other Intangible Assets - Estimated Future Amortization Expense for Other Intangible Assets (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 2,235
2021	1,931
2022	1,651
2023	1,317
2024	$ 968